Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data
15.	QUARTERLY FINANCIAL DATA (UNAUDITED)

	Successor	Successor	Successor	Successor
	First Quarter 2013	Second Quarter 2013	Third Quarter 2013	Fourth Quarter 2013
Net sales	$804,689	$940,859	$888,011	$846,558
Gross profit	$265,074	$333,824	$310,199	$291,843
Operating income (loss) (a)(b)(c)	$75,425	$94,304	$99,842	$60,143
Net income (loss) (d)	$15,900	$1,121	$11,287	$(8,912)
Basic earnings (loss) per share	$0.10	$0.01	$0.07	$(0.05)
Diluted earnings (loss) per share	$0.10	$0.01	$0.07	$(0.05)

	Successor	Successor	Successor	Successor
	First Quarter 2012	Second Quarter 2012	Third Quarter 2012	Fourth Quarter 2012
Net sales	$743,740	$835,915	$894,019	$848,211
Gross profit	$217,576	$262,898	$302,827	$277,380
Operating income (a)(b)	$31,106	$65,032	$72,999	$69,101
Net income (loss)	$(17,976)	$6,595	$5,284	$11,450
Basic earnings (loss) per share	$(0.12)	$0.04	$0.03	$0.07
Diluted earnings (loss) per share	$(0.12)	$0.04	$0.03	$0.07

(a)	Operating income for each quarter in 2013 included charges related to asset impairments of, in chronological order, $5,634, $28,848, $7,320, and $3,727. The operating income for the third and fourth quarters of 2012 included charges related to asset impairments of $38,271 and $2,636, respectively.
(b)	Operating income for each quarter in 2013 included pretax net restructuring costs of, in chronological order, $1,803, $9,730, $4,900, and $5,671. Operating income for each quarter in 2012 included pretax net restructuring costs of, in chronological order, $8,066, $7,315, $1,624 and $5,988.
(c)	Operating income for the fourth quarter of 2013 included a pretax charge of $20.2 million related to terminating the Carlyle management agreement.
(d)	Net loss for the fourth quarter of 2013 included an after-tax premium on the redemption of debt of $20.5 million.